Income Tax Expense - Schedule of Movement of Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Valuation Allowance [Abstract]
At the beginning of year	¥ 10,041,747	¥ 9,116,290	¥ 15,226,575
Current year additions	8,090,197	2,096,152	613,314
Current year reversals	(3,884,082)	(722,911)	(6,722,726)
Current year expiration of carry-forwards	(2,064,441)	(447,784)	(873)
Net change in the valuation allowance	2,141,674	925,457	(6,110,285)
At the end of year	¥ 12,183,421	¥ 10,041,747	¥ 9,116,290